Average Annual Total Returns - HSAFunds-ComboPRO - HSAFunds-ComboPRO - Growth Allocation Fund	Nov. 29, 2024
Growth Allocation Fund | Return Before Taxes
Average Annual Return:
Past 1 year	17.57%
Since Inception	0.86%	[1]
Growth Allocation Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.98%
Since Inception	0.36%	[1]
Growth Allocation Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.65%
Since Inception	0.56%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	3.81%
IXWL5
Average Annual Return:
Past 1 year	17.54%
Since Inception	0.85%

[1]	A From February 9, 2022 .